Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of assets	12 Months Ended
Dec. 31, 2022
Leasehold improvements [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	1 year
Leasehold improvements [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	7 years
Vehicles and trailers [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	3 years
Vehicles and trailers [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	5 years
Computers and software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	3 years
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	5 years
Machinery and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	3 years
Machinery and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful Life	7 years